Unabsorbed cost due to production stoppage (Tables)	12 Months Ended
Dec. 31, 2025
Unabsorbed cost due to production stoppage
Summary of unabsorbed cost due to production stoppage

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Services provided by third parties	1,403	1,528	5,654
Short-term and low-value lease	810	434	644
Consumption of materials and supplies	511	50	917
Electricity and water	227	98	1,741
Direct labor	—	—	6,144
Insurances	—	—	2,782
Others minor	17	25	2,011
	2,968	2,135	19,893